Income Taxes - Tax Expense by Geographic Location (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Total current tax expense	€ 1,934	€ 1,952	€ 1,704
Total deferred tax expense/income	(320)	(211)	(258)
Total income tax expense	1,614	1,741	1,446
Germany
Income Taxes
Total current tax expense	418	596	539
Total deferred tax expense/income	(67)	74	86
Foreign
Income Taxes
Total current tax expense	1,516	1,356	1,165
Total deferred tax expense/income	€ (253)	€ (285)	€ (344)